Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 2,370	$ (913)
Exchange adjustmentsa	(334)	9
Charge for the year in the income statement	4,094	1,794	$ (6,304)
Charge for the year in other comprehensive income	272	1,302
Charge (credit) for the year in equity	(214)	170
Acquisitions and disposalsb	430	8
Net deferred tax liability, end of period	$ 6,618	$ 2,370	$ (913)